Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcoetf-20171222_SupplementTextBlock

PIMCO ETF Trust

Supplement dated December 22, 2017 to the Actively Managed Exchange-Traded Funds Prospectus dated October 27, 2017, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Active Bond Exchange-Traded Fund and PIMCO Enhanced Low Duration Active Exchange-Traded Fund

PIMCO Active Bond Exchange-Traded Fund

Effective January 22, 2018, the first sentence of the fifth paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 30% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

Effective January 22, 2018, the first sentence of the fourth paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO ETF Trust - Supplement) | (PIMCO Active Bond Exchange-Traded Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment grade debt securities, but may invest up to 30% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.

(PIMCO ETF Trust - Supplement) | (PIMCO Enhanced Low Duration Active Exchange-Traded Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO.